Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Banks - 5.6%
Cadence Bank	47,405	$ 1,668,656
Home BancShares, Inc.	97,301	2,937,517
Triumph Financial, Inc. (A)	23,565	1,815,919
		6,422,092
Building Products - 5.2%
AAON, Inc.	28,925	3,366,292
AZEK Co., Inc. (A)	24,080	1,233,618
Simpson Manufacturing Co., Inc.	8,165	1,371,720
		5,971,630
Capital Markets - 1.4%
Lazard, Inc.	29,295	1,592,769
Chemicals - 1.4%
Quaker Chemical Corp.	11,045	1,559,333
Commercial Services & Supplies - 6.4%
Aris Water Solutions, Inc., Class A	78,075	1,993,255
Casella Waste Systems, Inc., Class A (A)	31,110	3,345,569
MSA Safety, Inc.	11,670	1,922,399
		7,261,223
Construction & Engineering - 2.3%
WillScot Holdings Corp. (A)	70,345	2,606,986
Consumer Staples Distribution & Retail - 2.2%
Sprouts Farmers Market, Inc. (A)	16,040	2,539,774
Diversified Consumer Services - 2.9%
OneSpaWorld Holdings Ltd.	155,595	3,323,509
Energy Equipment & Services - 1.6%
Oceaneering International, Inc. (A)	73,762	1,832,986
Financial Services - 2.3%
I3 Verticals, Inc., Class A (A)	54,725	1,362,105
Repay Holdings Corp. (A)	168,017	1,255,087
		2,617,192
Food Products - 1.3%
J & J Snack Foods Corp.	10,878	1,492,788
Ground Transportation - 1.5%
Saia, Inc. (A)	3,660	1,757,203
Health Care Equipment & Supplies - 5.7%
CONMED Corp.	16,320	1,171,450
LeMaitre Vascular, Inc.	39,174	3,797,136
Merit Medical Systems, Inc. (A)	13,570	1,477,501
		6,446,087
Health Care Providers & Services - 5.5%
Chemed Corp.	4,341	2,439,642
HealthEquity, Inc. (A)	34,185	3,774,708
		6,214,350
Health Care Technology - 1.2%
Simulations Plus, Inc. (B)	38,915	1,335,563
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 4.4%
Texas Roadhouse, Inc.	24,865	$ 4,503,051
Wingstop, Inc.	1,775	528,773
		5,031,824
Household Durables - 2.9%
Champion Homes, Inc. (A)	25,637	2,367,064
TopBuild Corp. (A)	2,690	921,809
		3,288,873
Life Sciences Tools & Services - 7.1%
Medpace Holdings, Inc. (A)	5,900	2,059,985
Mesa Laboratories, Inc.	13,514	1,860,743
Repligen Corp. (A)	18,415	3,060,757
Stevanato Group SpA (B)	48,390	1,084,420
		8,065,905
Machinery - 2.5%
Federal Signal Corp.	29,160	2,866,720
Oil, Gas & Consumable Fuels - 7.3%
Excelerate Energy, Inc., Class A	114,130	3,409,063
Magnolia Oil & Gas Corp., Class A	83,965	1,989,971
Permian Resources Corp.	196,385	2,877,040
		8,276,074
Personal Care Products - 0.8%
elf Beauty, Inc. (A)	9,490	948,146
Pharmaceuticals - 1.6%
ANI Pharmaceuticals, Inc. (A)	31,291	1,834,904
Professional Services - 3.4%
Paylocity Holding Corp. (A)	12,625	2,594,690
UL Solutions, Inc., Class A	22,700	1,223,757
		3,818,447
Semiconductors & Semiconductor Equipment - 1.2%
PDF Solutions, Inc. (A)	49,713	1,385,004
Software - 15.4%
Appfolio, Inc., Class A (A)	9,905	2,316,878
DoubleVerify Holdings, Inc. (A)	52,046	1,072,668
Guidewire Software, Inc. (A)	18,140	3,832,438
nCino, Inc. (A)	39,382	1,339,382
Pegasystems, Inc.	50,080	5,423,163
Workiva, Inc. (A)	35,600	3,496,632
		17,481,161
Specialty Retail - 1.8%
Boot Barn Holdings, Inc. (A)	12,965	2,085,420
Textiles, Apparel & Luxury Goods - 1.4%
Steven Madden Ltd.	39,705	1,629,890
Total Common Stocks (Cost $75,393,127)		109,685,853
Transamerica Funds

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (C)	1,020,982	$ 1,020,982
Total Other Investment Company (Cost $1,020,982)		1,020,982

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
Fixed Income Clearing Corp., 1.80% (C), dated 01/31/2025, to be repurchased at $4,349,534 on 02/03/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 11/30/2026, and with a value of $4,435,881.	$ 4,348,882	4,348,882
Total Repurchase Agreement (Cost $4,348,882)		4,348,882
Total Investments (Cost $80,762,991)		115,055,717
Net Other Assets (Liabilities) - (1.0)%		(1,142,357)
Net Assets - 100.0%		$ 113,913,360
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$109,685,853	$—	$—	$109,685,853
Other Investment Company	1,020,982	—	—	1,020,982
Repurchase Agreement	—	4,348,882	—	4,348,882
Total Investments	$110,706,835	$4,348,882	$—	$115,055,717
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $1,319,888, collateralized by cash collateral of $1,020,982 and non-cash collateral, such as U.S. government securities of $333,845. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at January 31, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica Small Cap Growth

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Small Cap Growth (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Small Cap Growth

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds